Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
United States
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.30%	3.30%
Rate of increase in pensions in payment (%)	2.40%	2.40%
Rate of increase in deferred pensions (%)	0.10%	0.10%
Discount rate (%)	5.60%	5.20%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	9 years 7 months 6 days	10 years 2 months 12 days
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	0.00%	0.00%
Rate of increase in pensions in payment (%)	3.20%	3.10%
Rate of increase in deferred pensions (%)	2.80%	2.50%
Discount rate (%)	5.50%	4.80%
General inflation (%)	3.20%	3.10%
Weighted average duration of liabilities (years)	11 years 4 months 24 days	12 years 2 months 12 days
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.80%	2.50%
Rate of increase in pensions in payment (%)	2.20%	2.30%
Rate of increase in deferred pensions (%)	2.20%	2.30%
Discount rate (%)	3.50%	3.50%
General inflation (%)	2.20%	2.50%
Weighted average duration of liabilities (years)	10 years 7 months 6 days	10 years 7 months 6 days
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	4.60%	4.60%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	9 years	9 years
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.00%	1.40%
Rate of increase in pensions in payment (%)	2.10%	2.50%
Rate of increase in deferred pensions (%)	2.10%	2.50%
Discount rate (%)	3.50%	3.30%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	13 years 7 months 6 days	15 years
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.00%	2.00%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	0.90%	1.40%
General inflation (%)	1.10%	1.40%
Weighted average duration of liabilities (years)	10 years 10 months 24 days	10 years 9 months 18 days